Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	0	290,300,547
Preferred stock, shares outstanding	0	290,300,547
Common stock, shares outstanding	1,123,977,430
Class A Ordinary Shares
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares issued	641,721,837	278,810,627
Common stock, shares outstanding	641,721,837	278,810,627
Class B Ordinary Shares
Common stock, par value		$ 0.00001
Common stock, shares issued	481,107,977	0
Common stock, shares outstanding	481,107,977	0